UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700
                                  -----------

                    FRANKLIN GOLD AND PRECIOUS METALS FUND
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               --------------------------------------------------
                (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                     -------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/09
                          -------


ITEM 1. REPORTS TO STOCKHOLDERS.


                                   (GRAPHIC)

JANUARY 31, 2009

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

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                                                                         SECTOR

                                    FRANKLIN
                          GOLD AND PRECIOUS METALS FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE(R)

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own
                                 research and staying true to the unique
                                 investment disciplines that underlie its
                                 success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to different
                                 investment approaches, Franklin, Templeton and
                                 Mutual Series funds typically have distinct
                                 portfolios. That's why our funds can be used to
                                 build truly diversified allocation plans
                                 covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional
                                 risk-adjusted returns over the long term, as
                                 well as the reliable, accurate and personal
                                 service that has helped us become one of the
                                 most trusted names in financial services.

 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                    (GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Franklin Gold and Precious Metals Fund ....................................    3
Performance Summary .......................................................    8
Your Fund's Expenses ......................................................   11
Financial Highlights and Statement of Investments .........................   13
Financial Statements ......................................................   20
Notes to Financial Statements .............................................   24
Shareholder Information ...................................................   34

Shareholder Letter

Dear Shareholder:

The six-month period ended January 31, 2009, was an extraordinary and stressful time for investors and those of us who have worked in financial markets for many years. During this turbulent period, the U.S. recession deepened, the unemployment rate surged and consumer spending fell. Most stocks suffered major losses as investors worried about an uncertain future. With a new president, Barack Obama, and a new administration, the country was eager to see how effectively the government could address these problems. Although this environment is bound to provoke great concern, we think it is important to put short-term market developments in perspective. Keep in mind that as daunting as current conditions may be, we have navigated through other periods of high market volatility, such as the stock market's severe decline of 1987 and the bursting of the technology bubble in 2000. We remain committed to our long-term perspective and our disciplined investment philosophy. Therefore, we view recent declines as potential opportunities to find bargains that we believe may be well positioned to become eventual winners. Although conditions remain challenging, our experience gives us ample reason to be optimistic about future market stabilization and recovery.

In the enclosed semiannual report for Franklin Gold and Precious Metals Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find other performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1

Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Gold and Precious Metals Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                      2 | Not part of the semiannual report

Semiannual Report

Franklin Gold and Precious Metals Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Gold and Precious Metals Fund seeks capital appreciation, with current income as its secondary goal, by investing at least 80% of its net assets in securities of gold and precious metals operation companies.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Gold and Precious Metals Fund covers the period ended January 31, 2009.

PERFORMANCE OVERVIEW

Franklin Gold and Precious Metals Fund - Class A had a cumulative total return of -29.30% for the six months ended January 31, 2009. The Fund performed better than the broad Standard & Poor's 500 Index's (S&P 500's) -33.95% total return, but underperformed the sector-specific FTSE Gold Mines Index's -16.64% price return during the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

During the six-month period ended January 31, 2009, economic conditions deteriorated. The Conference Board's Consumer Confidence Index fell to an all-time low since it began in 1967 as the U.S. economy faltered and stock markets declined. The government's abrupt conservatorship of Fannie Mae and Freddie Mac and the failure of several blue chip banks and financial institutions roiled equity markets. Despite government interventions and massive emergency funding, the nation's economic troubles were exacerbated as manufacturing activity weakened at its fastest pace in nearly 30 years and as home prices continued to fall. Jobless claims mounted and the

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                              Semiannual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 1/31/09

                                  (BAR CHART)

Canada                                      43.3%
South Africa                                20.2%
Australia                                   12.1%
U.K.                                        10.0%
U.S.                                         5.8%
Peru                                         4.1%
Papua New Guinea                             3.2%
Short-Term Investments & Other Net Assets    1.3%

unemployment rate rose to 7.6% by period-end.(2) Economic growth, as measured by gross domestic product (GDP), fell in the third and fourth quarters of 2008 at annualized rates of 0.5% and an estimated 6.2%, reflecting a broad-based contraction in consumer spending, falling corporate profits and slowing export growth.

Oil prices stood at $124 per barrel at the beginning of the period, but retreated dramatically to $42 by period-end. Many other commodities such as agricultural products and precious and base metals followed similar trends. Partially as a result of the steep price corrections, inflation declined significantly during the period, and January's inflation rate was an annualized 0.0%.(2) Core inflation, which excludes food and energy costs, rose at a 1.7% annual rate, which was within the Federal Reserve Board's (Fed's) informal target range of 1.5%-2.0%.(2)

A slowing economy and decelerating inflation prompted policymakers to further lower interest rates and enact stimulus plans. During the six months under review, the Fed lowered the federal funds target rate to a range of 0% to 0.25% from 2.00% at the start of the reporting period. The Fed and U.S. Treasury Department also introduced new programs such as the Primary Dealer Credit Facility and the Troubled Asset Relief Program, which were intended to enhance market liquidity.

Market volatility intensified during the reporting period as stocks fluctuated wildly and Treasury prices soared. This period was among the worst in history for U.S. stock market performance. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -28.52%, the broader S&P 500 a -33.95% total return, and the technology-heavy NASDAQ Composite Index a -36.21% total return.(3) All sectors lost value, and the financials, materials and industrials sectors had the largest declines.

Precious metals fell during the first half of the period under review and then rallied toward period-end, offsetting some of the earlier losses. Gold ended the

(2.) Source: Bureau of Labor Statistics.

(3.) Source: (C) 2009 Morningstar. All Rights Reserved. The Dow Jones Industrial
     Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                              4 | Semiannual Report

PRECIOUS METALS PRICES (8/1/08-1/31/09)*

                               (PERFORMANCE GRAPH)

                              (PLOT POINTS TO COME)

* Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce. For illustrative purposes only; not representative of the Fund's portfolio composition or performance.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/09

                                  (BAR CHART)

period with a positive return while platinum, palladium and silver had negative returns. Gold was up 2% for the six months ended January 31, 2009, as it began the period at $914 per ounce, moved to a low of $712 per ounce in November 2008, and then rose to $928 per ounce by the end of January 2009. Platinum started at $1,761 per ounce, traded lower until October 27 when prices rose, but still closed down 44% at $988 per ounce. Palladium followed a similar path to platinum with prices falling from $382 per ounce at the beginning of the period to a low of $164 in December 2008, and ending the period at $194, a 49% decrease. Silver started the period at $18 per ounce, fell to $9 on November 20, and ended the period at $13 with a 28% loss.

INVESTMENT STRATEGY

We believe that investing in gold and other precious metals offers an excellent opportunity for diversification in an attractive asset class over the long term. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile, especially over the short term, precious metals, such as gold, can be attractive because they are a hard asset not tied to any particular country or financial system.

Long Life Gold Mines                        64.8%
Medium Life Gold Mines                      16.5%
Platinum & Palladium                         8.4%
Gold Exploration & Development               3.5%
Silver Mines                                 3.3%
Gold & Diversified Resources                 2.2%
Short-Term Investments & Other Net Assets    1.3%


                              Semiannual Report | 5

TOP 10 HOLDINGS

1/31/09

COMPANY                                     % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                    NET ASSETS
------------------------                    ----------
Goldcorp Inc., ord. & warrants                 8.2%
   LONG LIFE GOLD MINES, CANADA
Newcrest Mining Ltd.                           8.2%
   LONG LIFE GOLD MINES, AUSTRALIA
Barrick Gold Corp.                             8.0%
   LONG LIFE GOLD MINES, CANADA
Randgold Resources Ltd., ADR                   7.3%
   LONG LIFE GOLD MINES, U.K.
AngloGold Ashanti Ltd., ord. & ADR             7.2%
   LONG LIFE GOLD MINES, SOUTH AFRICA
Agnico-Eagle Mines Ltd.                        5.1%
   LONG LIFE GOLD MINES, CANADA
Kinross Gold Corp.                             4.8%
   MEDIUM LIFE GOLD MINES, CANADA
Newmont Mining Corp.                           4.6%
   LONG LIFE GOLD MINES, U.S.
Yamana Gold Inc., ord. & 144A                  4.4%
   MEDIUM LIFE GOLD MINES, CANADA
Impala Platinum Holdings Ltd., ord. & ADR      4.3%
   PLATINUM AND PALLADIUM, SOUTH AFRICA

MANAGER'S DISCUSSION

Although gold bullion recovered during the six months under review, gold equities regained only a portion of the losses as they were not able to avoid the overall drag of the stock market. The platinum price collapsed as catalytic converter demand plummeted with the automotive market's massive deceleration. Merger activity slowed in the period as general market uncertainty made it difficult for firms to agree on terms and to arrange financing. Two exceptions were the proposed mergers of Imagold with Orezone and Central Sun Mining with B2Gold. As gold equities began to recover, several companies sought to take advantage of investor interest in the sector in January and issued additional shares to shore up their balance sheets. The drop in prices of oil, natural gas, steel and other consumables helped reverse the trend of rising costs the industry has been facing in the past several years. Mining is a very energy-intensive business as many remote mines run on diesel generators and operate mining trucks that consume large amounts of diesel fuel. The downturn in the base metal sector also helped ease some of the wage pressure and shortage of qualified people that had been plaguing the gold industry. The combination of a strong gold price, improving balance sheets, and declining input costs helped to create a more positive outlook for the industry heading into January, in our view.

In this environment, the Fund had several detractors from performance during the period. Share prices declined for South African platinum producers Impala Platinum Holdings and Anglo Platinum, and Australian gold and copper mining company Newcrest Mining. Anglo Platinum is the world's largest primary producer of platinum. Other major detractors included Peru's Compania de Minas Buenaventura, South Africa's Mvelaphanda Resources and Australia-based PanAust and OZ Minerals. The merger of Oxiana with Zinifex created OZ Minerals, a diversified mining company with a focus on zinc, copper and gold.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2009, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the Fund's predominant investment in securities with


                              6 | Semiannual Report
non-U.S. currency exposure. In many cases, currency movements during the six months under review were extreme. For example, the Canadian dollar dropped 20% versus the U.S. dollar, the South African rand fell 39% and the Australian dollar plummeted 47%.

On a more positive note, significant contributors to Fund performance during the reporting period were South Africa-based gold miner AngloGold Ashanti; Randgold Resources, which owns mining and exploration operations in Mali and five other African nations; and Canada-based Barrick Gold, the world's leading gold producer. Other notable contributors included Canada's Kinross Gold and Eldorado Gold, and South Africa's Gold Fields and Harmony Gold Mining.

Thank you for your continued participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.

(PHOTO OF STEPHEN M. LAND)


/s/ Stephen M. Land

Stephen M. Land, CFA
Portfolio Manager
Franklin Gold and Precious Metals Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              Semiannual Report | 7

Performance Summary as of 1/31/09

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FKRCX)                    CHANGE    1/31/09   7/31/08
-----------------------                    -------   -------   -------
Net Asset Value (NAV)                      -$10.43    $24.58    $35.01
DISTRIBUTIONS (8/1/08-1/31/09)
Long-Term Capital Gain           $0.1215

CLASS B (SYMBOL: FAGPX)                    CHANGE    1/31/09   7/31/08
-----------------------                    -------   -------   -------
Net Asset Value (NAV)                      -$10.16    $23.57    $33.73
DISTRIBUTIONS (8/1/08-1/31/09)
Long-Term Capital Gain           $0.1215

CLASS C (SYMBOL: FRGOX)                    CHANGE    1/31/09   7/31/08
-----------------------                    -------   -------   -------
Net Asset Value (NAV)                      -$10.24    $23.79    $34.03
DISTRIBUTIONS (8/1/08-1/31/09)
Long-Term Capital Gain           $0.1215

ADVISOR CLASS (SYMBOL: FGADX)              CHANGE    1/31/09   7/31/08
-----------------------------              -------   -------   -------
Net Asset Value (NAV)                      -$10.72    $25.39    $36.11
DISTRIBUTIONS (8/1/08-1/31/09)
Long-Term Capital Gain           $0.1215


                              8 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                                 -------          -------   -------   --------
Cumulative Total Return(1)               -29.30%          -37.42%   +65.66%   +300.81%
Average Annual Total Return(2)           -33.38%          -41.01%    +9.32%    +14.21%
Value of $10,000 Investment(3)          $ 6,662          $ 5,899   $15,613   $ 37,775
Avg. Ann. Total Return (12/31/08)(4)                      -34.86%    +7.44%    +14.37%
   Total Annual Operating Expenses(5)             0.91%

CLASS B                                 6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                                 -------          -------   -------   --------
Cumulative Total Return(1)               -29.62%          -37.92%   +59.45%   +277.84%
Average Annual Total Return(2)           -32.41%          -40.38%    +9.50%    +14.22%
Value of $10,000 Investment(3)          $ 6,759          $ 5,962   $15,745   $ 37,784
Avg. Ann. Total Return (12/31/08)(4)                      -34.16%    +7.60%    +14.36%
   Total Annual Operating Expenses(5)             1.66%

CLASS C                                 6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                                 -------          -------   -------   --------
Cumulative Total Return(1)               -29.59%          -37.89%   +59.62%   +272.99%
Average Annual Total Return(2)           -30.29%          -38.51%    +9.80%    +14.07%
Value of $10,000 Investment(3)          $ 6,971          $ 6,149   $15,962   $ 37,299
Avg. Ann. Total Return (12/31/08)(4)                      -32.09%    +7.92%    +14.22%
   Total Annual Operating Expenses(5)             1.66%

ADVISOR CLASS                           6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------------                           -------          -------   -------   --------
Cumulative Total Return(1)               -29.23%          -37.26%   +67.65%   +311.33%
Average Annual Total Return(2)           -29.23%          -37.26%   +10.89%    +15.19%
Value of $10,000 Investment(3)          $ 7,077          $ 6,274   $16,765   $ 41,133
Avg. Ann. Total Return (12/31/08)(4)                      -30.71%    +8.99%    +15.34%
   Total Annual Operating Expenses(5)             0.66%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.


                              Semiannual Report | 9

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND THAT CONCENTRATES IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS, AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. IN ADDITION, THE FUND IS SUBJECT TO THE RISKS OF CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY ASSOCIATED WITH FOREIGN INVESTING. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report.


                             10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 8/1/08      VALUE 1/31/09   PERIOD* 8/1/08-1/31/09
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $  707.00              $4.39
Hypothetical (5% return before expenses)         $1,000           $1,020.06              $5.19
CLASS B
Actual                                           $1,000           $  703.80              $7.56
Hypothetical (5% return before expenses)         $1,000           $1,016.33              $8.94
CLASS C
Actual                                           $1,000           $  704.10              $7.56
Hypothetical (5% return before expenses)         $1,000           $1,016.33              $8.94
ADVISOR CLASS
Actual                                           $1,000           $  707.70              $3.31
Hypothetical (5% return before expenses)         $1,000           $1,021.32              $3.92

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.02%; B: 1.76%; C: 1.76%; and Advisor:
     0.77%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             12 | Semiannual Report

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                                   JANUARY 31, 2009   --------------------------------------------------------
CLASS A                                               (UNAUDITED)        2008         2007        2006       2005       2004
-------                                            ----------------   ----------   ----------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $  35.01        $    33.73   $    30.67   $  17.81   $  15.94   $  13.74
                                                      --------        ----------   ----------   --------   --------   --------
Income from investment operations(a):
   Net investment income(b) ....................          0.16              0.03         0.11       0.15       0.04       0.05
   Net realized and unrealized gains (losses) ..        (10.47)             5.09         4.71      12.87       1.84       2.25
                                                      --------        ----------   ----------   --------   --------   --------
Total from investment operations ...............        (10.31)             5.12         4.82      13.02       1.88       2.30
                                                      --------        ----------   ----------   --------   --------   --------
Less distributions from:
   Net investment income .......................            --             (1.97)       (0.76)     (0.16)     (0.01)     (0.10)
   Net realized gains ..........................         (0.12)            (1.87)       (1.00)        --         --         --
                                                      --------        ----------   ----------   --------   --------   --------
Total distributions ............................         (0.12)            (3.84)       (1.76)     (0.16)     (0.01)     (0.10)
                                                      --------        ----------   ----------   --------   --------   --------
Redemption fees(c, d) ..........................            --                --           --         --         --         --
                                                      --------        ----------   ----------   --------   --------   --------
Net asset value, end of period .................      $  24.58        $    35.01   $    33.73   $  30.67   $  17.81   $  15.94
                                                      ========        ==========   ==========   ========   ========   ========
Total return(e) ................................        (29.30)%           14.76%       15.94%     73.36%     11.78%     16.68%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ....................................          1.02%             0.89%        0.93%      0.92%      0.96%      0.96%
Net investment income ..........................          1.36%             0.08%        0.33%      0.57%      0.21%      0.26%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $857,184        $1,310,889   $1,011,344   $885,176   $439,628   $394,292
Portfolio turnover rate ........................          5.94%             4.48%        7.20%     10.96%     11.33%      8.11%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Franklin Gold and Precious Metals Fund

                                                  SIX MONTHS ENDED                  YEAR ENDED JULY 31,
                                                  JANUARY 31, 2009   --------------------------------------------------
CLASS B                                              (UNAUDITED)       2008      2007       2006       2005       2004
-------                                           ----------------   -------   -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $ 33.73        $ 32.60   $ 29.62    $ 17.24    $ 15.54    $ 13.46
                                                      -------        -------   -------    -------    -------    -------
Income from investment operations(a):
   Net investment income (loss)(b) .............         0.07          (0.23)    (0.12)     (0.04)     (0.09)     (0.08)
   Net realized and unrealized gains (losses) ..       (10.11)          4.92      4.54      12.44       1.79       2.21
                                                      -------        -------   -------    -------    -------    -------
Total from investment operations ...............       (10.04)          4.69      4.42      12.40       1.70       2.13
                                                      -------        -------   -------    -------    -------    -------
Less distributions from:
   Net investment income .......................           --          (1.69)    (0.44)     (0.02)        --      (0.05)
   Net realized gains ..........................        (0.12)         (1.87)    (1.00)        --         --         --
                                                      -------        -------   -------    -------    -------    -------
Total distributions ............................        (0.12)         (3.56)    (1.44)     (0.02)        --      (0.05)
                                                      -------        -------   -------    -------    -------    -------
Redemption fees(c, d) ..........................           --             --        --         --         --         --
                                                      -------        -------   -------    -------    -------    -------
Net asset value, end of period .................      $ 23.57        $ 33.73   $ 32.60    $ 29.62    $ 17.24    $ 15.54
                                                      =======        =======   =======    =======    =======    =======
Total return(e) ................................       (29.62)%        13.91%    15.12%     71.95%     10.94%     15.81%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ....................................         1.76%          1.64%     1.68%      1.67%      1.70%      1.71%
Net investment income (loss) ...................         0.62%         (0.67)%   (0.41)%    (0.19)%    (0.53)%    (0.49)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $40,313        $60,872   $62,386    $60,423    $41,270    $37,738
Portfolio turnover rate ........................         5.94%          4.48%     7.20%     10.96%     11.33%      8.11%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Franklin Gold and Precious Metals Fund

                                                   SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                                   JANUARY 31, 2009   --------------------------------------------------------
CLASS C                                               (UNAUDITED)       2008        2007        2006        2005        2004
-------                                            ----------------   --------    --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $  34.03        $  32.90    $  29.90    $  17.40    $  15.69    $  13.59
                                                      --------        --------    --------    --------    --------    --------
Income from investment operations(a):
   Net investment income (loss)(b) .............          0.06           (0.25)      (0.13)      (0.05)      (0.09)      (0.09)
   Net realized and unrealized gains (losses) ..        (10.18)           4.98        4.60       12.58        1.80        2.23
                                                      --------        --------    --------    --------    --------    --------
Total from investment operations ...............        (10.12)           4.73        4.47       12.53        1.71        2.14
                                                      --------        --------    --------    --------    --------    --------
Less distributions from:
   Net investment income .......................            --           (1.73)      (0.47)      (0.03)         --       (0.04)
   Net realized gains ..........................         (0.12)          (1.87)      (1.00)         --          --          --
                                                      --------        --------    --------    --------    --------    --------
Total distributions ............................         (0.12)          (3.60)      (1.47)      (0.03)         --       (0.04)
                                                      --------        --------    --------    --------    --------    --------
Redemption fees(c, d) ..........................            --              --          --          --          --          --
                                                      --------        --------    --------    --------    --------    --------
Net asset value, end of period .................      $  23.79        $  34.03    $  32.90    $  29.90    $  17.40    $  15.69
                                                      ========        ========    ========    ========    ========    ========
Total return(e) ................................        (29.59)%         13.89%      15.10%      72.04%      10.96%      15.77%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ....................................          1.76%           1.64%       1.68%       1.67%       1.71%       1.71%
Net investment income (loss) ...................          0.62%          (0.67)%     (0.41)%     (0.19)%     (0.54)%     (0.49)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $223,444        $319,641    $240,424    $217,371    $114,315    $101,962
Portfolio turnover rate ........................          5.94%           4.48%       7.20%      10.96%      11.33%       8.11%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Franklin Gold and Precious Metals Fund

                                                   SIX MONTHS ENDED                  YEAR ENDED JULY 31,
                                                   JANUARY 31, 2009   ------------------------------------------------
ADVISOR CLASS                                         (UNAUDITED)       2008       2007      2006      2005      2004
-------------                                      ----------------   --------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $  36.11        $  34.68   $ 31.50   $ 18.28   $ 16.36   $ 14.08
                                                      --------        --------   -------   -------   -------   -------
Income from investment operations(a):
   Net investment income(b) ....................          0.17            0.11      0.19      0.22      0.08      0.08
   Net realized and unrealized gains (losses) ..        (10.77)           5.25      4.84     13.20      1.89      2.33
                                                      --------        --------   -------   -------   -------   -------
Total from investment operations ...............        (10.60)           5.36      5.03     13.42      1.97      2.41
                                                      --------        --------   -------   -------   -------   -------
Less distributions from:
   Net investment income .......................            --           (2.06)    (0.85)    (0.20)    (0.05)    (0.13)
   Net realized gains ..........................         (0.12)          (1.87)    (1.00)       --        --        --
                                                      --------        --------   -------   -------   -------   -------
Total distributions ............................         (0.12)          (3.93)    (1.85)    (0.20)    (0.05)    (0.13)
                                                      --------        --------   -------   -------   -------   -------
Redemption fees(c,d) ...........................            --              --        --        --        --        --
                                                      --------        --------   -------   -------   -------   -------
Net asset value, end of period .................      $  25.39        $  36.11   $ 34.68   $ 31.50   $ 18.28   $ 16.36
                                                      ========        ========   =======   =======   =======   =======
Total return(e) ................................        (29.23)%         15.05%    16.25%    73.68%    12.09%    16.91%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ....................................          0.77%           0.64%     0.68%     0.67%     0.71%     0.71%
Net investment income ..........................          1.61%           0.33%     0.58%     0.82%     0.46%     0.51%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $103,026        $115,322   $65,120   $60,213   $34,519   $35,351
Portfolio turnover rate ........................          5.94%           4.48%     7.20%    10.96%    11.33%     8.11%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Total return is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             16 | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

                                                                                                      SHARES/
                                                                                      COUNTRY        WARRANTS        VALUE
                                                                                 ----------------   ----------   --------------
          COMMON STOCKS 98.7%
          GOLD AND DIVERSIFIED RESOURCES 2.2%
      (a) First Uranium Corp. ................................................        Canada           800,600   $    2,935,109
   (a, b) First Uranium Corp., 144A ..........................................        Canada           544,800        1,997,312
      (b) Franco-Nevada Corp., 144A ..........................................        Canada           420,000        8,708,298
      (c) OZ Minerals Ltd. ...................................................       Australia       8,882,655        2,328,349
      (a) PanAust Ltd. .......................................................       Australia      30,600,000        2,625,044
   (a, b) PanAust Ltd., 144A .................................................       Australia      11,600,000          995,115
          Royal Gold Inc. ....................................................     United States       150,000        7,212,000
                                                                                                                 --------------
                                                                                                                     26,801,227
                                                                                                                 --------------
          GOLD EXPLORATION AND DEVELOPMENT 3.5%
      (a) AXMIN Inc. .........................................................        Canada           500,000           38,698
   (a, b) AXMIN Inc., 144A ...................................................        Canada         2,000,000          154,792
      (a) Banro Corp. ........................................................        Canada           350,000          564,585
      (a) Banro Corp. ........................................................        Canada         1,200,000        1,980,000
      (a) Banro Corp., wts., 2/01/49 .........................................        Canada           600,000          306,000
      (a) Bendigo Mining Ltd. ................................................       Australia      18,648,795        1,955,312
      (a) Centamin Egypt Ltd. ................................................       Australia      10,500,000        6,244,654
(a, b, d) Centamin Egypt Ltd., 144A ..........................................       Australia      17,000,000       10,110,392
      (a) Gabriel Resources Ltd. .............................................        Canada         1,030,000        2,383,152
   (a, b) Gabriel Resources Ltd., 144A .......................................        Canada         1,300,000        3,007,862
      (a) International Minerals Corp. .......................................        Canada           700,000        1,636,727
      (a) Ivanhoe Mines Ltd. .................................................        Canada           490,000        1,349,301
   (a, b) Ivanhoe Mines Ltd., 144A ...........................................        Canada           918,600        2,529,527
      (a) Mineral Deposits Ltd. ..............................................       Australia       9,196,185        3,798,415
      (a) Nautilus Minerals Inc. .............................................        Canada         1,660,000        1,487,637
   (a, b) Nautilus Minerals Inc., 144A .......................................        Canada         1,278,000        1,145,301
   (a, b) Nautilus Minerals Inc., wts., 144A, 2/20/09 ........................        Canada           639,000               --
      (a) Nevsun Resources Ltd. ..............................................        Canada           877,000          943,126
      (a) Orezone Resources Inc. .............................................        Canada         4,500,000        2,565,000
   (a, b) Orsu Metals Corp., 144A ............................................        Canada        10,600,000          777,221
   (a, b) Orsu Metals Corp., wts., 144A, 4/11/10 .............................        Canada         5,300,000           86,358
                                                                                                                 --------------
                                                                                                                     43,064,060
                                                                                                                 --------------
          LONG LIFE GOLD MINES 64.8%
          Agnico-Eagle Mines Ltd. ............................................        Canada         1,170,000       62,056,800
      (a) Alamos Gold Inc. ...................................................        Canada         1,596,400       10,248,590
   (a, b) Alamos Gold Inc., 144A .............................................        Canada           400,000        2,567,925
          AngloGold Ashanti Ltd. .............................................     South Africa         78,911        2,213,452
          AngloGold Ashanti Ltd., ADR ........................................     South Africa      2,984,723       85,631,703
          Barrick Gold Corp. .................................................        Canada         2,606,283       97,709,550
      (a) Centerra Gold Inc. .................................................        Canada         1,471,100        6,256,175
   (a, b) Centerra Gold Inc., 144A ...........................................        Canada         1,384,800        5,889,165
          Compania de Minas Buenaventura SA ..................................         Peru            201,186        3,798,573
          Compania de Minas Buenaventura SA, ADR .............................         Peru          2,477,972       46,684,992
      (a) Gammon Gold Inc. ...................................................        Canada         2,814,500       18,573,017
          Gold Fields Ltd. ...................................................     South Africa        697,191        7,405,050
          Gold Fields Ltd., ADR ..............................................     South Africa      2,704,528       28,424,589
          Goldcorp Inc. ......................................................        Canada         3,410,490      100,873,150
      (a) Goldcorp Inc., wts., 6/09/11 .......................................        Canada             9,125           70,773


                             Semiannual Report | 17

Franklin Gold and Precious Metals Fund

                                                                                                      SHARES/
                                                                                      COUNTRY        WARRANTS        VALUE
                                                                                 ----------------   ----------   --------------
          COMMON STOCKS (CONTINUED)
          LONG LIFE GOLD MINES (CONTINUED)
      (a) Harmony Gold Mining Co. Ltd. .......................................      South Africa     1,443,000   $   17,031,783
      (a) Harmony Gold Mining Co. Ltd., ADR ..................................      South Africa     1,225,000       14,455,000
      (a) Lihir Gold Ltd. ....................................................   Papua New Guinea   19,447,142       38,679,559
          Newcrest Mining Ltd. ...............................................        Australia      5,085,928      100,187,444
      (d) Newmont Mining Corp. ...............................................      United States    1,400,614       55,716,425
          Randgold Resources Ltd., ADR .......................................     United Kingdom    2,002,600       89,035,596
                                                                                                                 --------------
                                                                                                                    793,509,311
                                                                                                                 --------------
          MEDIUM LIFE GOLD MINES 16.5%
      (a) Aurizon Mines Ltd. .................................................         Canada          200,000          703,898
   (a, b) Aurizon Mines Ltd., 144A ...........................................         Canada        1,800,000        6,335,085
   (a, e) Central Sun Mining Inc. ............................................         Canada        3,105,100        2,150,259
      (a) Eldorado Gold Corp. ................................................         Canada        3,445,000       26,943,664
      (a) Golden Star Resources Ltd. .........................................         Canada          700,000        1,022,000
      (a) Golden Star Resources Ltd. .........................................         Canada        2,450,000        3,732,535
          IAMGOLD Corp. ......................................................         Canada        1,472,000       10,073,567
   (a, b) Jinshan Gold Mines Inc., 144A ......................................         Canada        5,595,000        2,598,191
      (a) Kingsgate Consolidated Ltd. ........................................        Australia      2,355,148        5,627,136
          Kinross Gold Corp. .................................................         Canada        3,328,012       58,917,024
      (a) New Gold Inc. ......................................................         Canada          450,000          953,196
   (a, b) New Gold Inc., 144A ................................................         Canada          890,098        1,885,417
      (a) SEMAFO Inc. ........................................................         Canada        4,725,000        7,313,944
   (a, b) SEMAFO Inc., 144A ..................................................         Canada        3,000,000        4,643,774
      (a) Sino Gold Mining Ltd. ..............................................        Australia      4,000,000       12,607,328
   (a, b) Sino Gold Mining Ltd., 144A ........................................        Australia        413,333        1,302,756
          Yamana Gold Inc. ...................................................         Canada        4,428,720       35,801,341
      (b) Yamana Gold Inc., 144A .............................................         Canada        2,300,000       18,625,606
                                                                                                                 --------------
                                                                                                                    201,236,721
                                                                                                                 --------------
          PLATINUM AND PALLADIUM 8.4%
          Anglo Platinum Ltd. ................................................      South Africa       124,000        5,164,135
          Anglo Platinum Ltd., ADR ...........................................      South Africa       571,138       23,393,813
          Aquarius Platinum Ltd. .............................................      South Africa     1,000,000        2,289,662
      (a) Eastern Platinum Ltd. ..............................................         Canada       27,313,600        8,122,094
          Impala Platinum Holdings Ltd. ......................................      South Africa     3,025,000       35,250,661
          Impala Platinum Holdings Ltd., ADR .................................      South Africa     1,542,400       17,830,144
          Lonmin PLC .........................................................     United Kingdom       62,500          786,051
      (a) Mvelaphanda Resources Ltd. .........................................      South Africa     2,650,000        5,167,565
      (a) Platinum Group Metals Ltd. .........................................         Canada        3,000,000        4,692,656
                                                                                                                 --------------
                                                                                                                    102,696,781
                                                                                                                 --------------
          SILVER MINES 3.3%
          Fresnillo PLC ......................................................     United Kingdom    1,100,000        5,659,929
      (b) Fresnillo PLC, 144A ................................................     United Kingdom    4,036,100       20,767,310
      (a) Hecla Mining Co. ...................................................      United States    3,200,000        8,480,000
          Hochschild Mining PLC ..............................................     United Kingdom    2,600,000        5,622,917
                                                                                                                 --------------
                                                                                                                     40,530,156
                                                                                                                 --------------
          TOTAL COMMON STOCKS (COST $914,163,840) ............................                                    1,207,838,256
                                                                                                                 --------------


                             18 | Semiannual Report

Franklin Gold and Precious Metals Fund

                                                                                                      SHARES/
                                                                                      COUNTRY        WARRANTS        VALUE
                                                                                 ----------------   ----------   --------------
          SHORT TERM INVESTMENTS (COST $22,877,008) 1.9%
          MONEY MARKET FUNDS 1.9%
      (f) Franklin Institutional Fiduciary Trust Money Market Portfolio,
             0.39% ...........................................................     United States    22,877,008   $   22,877,008
                                                                                                                 --------------
          TOTAL INVESTMENTS (COST $937,040,848) 100.6% .......................                                    1,230,715,264
          OTHER ASSETS, LESS LIABILITIES (0.6)% ..............................                                       (6,748,317)
                                                                                                                 --------------
          NET ASSETS 100.0% ..................................................                                   $1,223,966,947
                                                                                                                 ==============

See Abbreviations on page 32.

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At January 31, 2009, the aggregate value of these securities was $94,127,407, representing 7.69% of net assets.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2009, the value of this security was $2,328,349, representing 0.19% of net assets.

(d)  A portion or all of the security purchased on a delayed delivery basis. See
     Note 1(c).

(e)  See Note 9 regarding holdings of 5% voting securities.

(f) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 19

Franklin Gold and Precious Metals Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2009 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ............................   $  912,499,709
      Cost - Non-controlled affiliated issuers ...............        1,664,131
      Cost - Sweep Money Fund (Note 7) .......................       22,877,008
                                                                 --------------
      Total cost of investments ..............................   $  937,040,848
                                                                 ==============
      Value - Unaffiliated issuers ...........................   $1,205,687,997
      Value - Non-controlled affiliated issuers ..............        2,150,259
      Value - Sweep Money Fund (Note 7) ......................       22,877,008
                                                                 --------------
      Total value of investments .............................    1,230,715,264
   Foreign currency, at value (cost $1,297,609) ..............        1,347,749
   Receivables:
      Investment securities sold .............................       14,593,386
      Capital shares sold ....................................        5,517,330
      Dividends ..............................................           35,612
                                                                 --------------
         Total assets ........................................    1,252,209,341
                                                                 --------------
Liabilities:
   Payables:
      Investment securities purchased ........................       24,304,642
      Capital shares redeemed ................................        2,577,296
      Affiliates .............................................          929,290
   Accrued expenses and other liabilities ....................          431,166
                                                                 --------------
         Total liabilities ...................................       28,242,394
                                                                 --------------
            Net assets, at value .............................   $1,223,966,947
                                                                 ==============
Net assets consist of:
   Paid-in capital ...........................................   $1,028,448,831
   Distributions in excess of net investment income ..........      (88,471,882)
   Net unrealized appreciation (depreciation) ................      293,709,346
   Accumulated net realized gain (loss) ......................       (9,719,348)
                                                                 --------------
            Net assets, at value .............................   $1,223,966,947
                                                                 ==============

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2009 (unaudited)

CLASS A:
    Net assets, at value ....................................................   $857,183,712
                                                                                ============
    Shares outstanding ......................................................     34,879,038
                                                                                ============
    Net asset value per share(a) ............................................   $      24.58
                                                                                ============
    Maximum offering price per share (net asset value per share / 94.25%) ...   $      26.08
                                                                                ============
CLASS B:
    Net assets, at value ....................................................   $ 40,313,485
                                                                                ============
    Shares outstanding ......................................................      1,710,239
                                                                                ============
    Net asset value and maximum offering price per share(a) .................   $      23.57
                                                                                ============
CLASS C:
    Net assets, at value ....................................................   $223,443,834
                                                                                ============
    Shares outstanding ......................................................      9,391,022
                                                                                ============
    Net asset value and maximum offering price per share(a) .................   $      23.79
                                                                                ============
ADVISOR CLASS:
    Net assets, at value ....................................................   $103,025,916
                                                                                ============
    Shares outstanding ......................................................      4,057,927
                                                                                ============
    Net asset value and maximum offering price per share ....................   $      25.39
                                                                                ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Franklin Gold and Precious Metals Fund

STATEMENT OF OPERATIONS
for the six months ended January 31, 2009 (unaudited)

Investment income:
   Dividends: (net of foreign taxes of $285,913)
      Unaffiliated issuers ............................................................   $  13,802,214
      Sweep Money Fund (Note 7) .......................................................         131,064
   Interest ...........................................................................          17,636
                                                                                          -------------
         Total investment income ......................................................      13,950,914
                                                                                          -------------
Expenses:
   Management fees (Note 3a) ..........................................................       2,752,406
   Distribution fees: (Note 3c)
      Class A .........................................................................       1,040,778
      Class B .........................................................................         197,124
      Class C .........................................................................       1,044,572
   Transfer agent fees (Note 3e) ......................................................       1,248,037
   Custodian fees (Note 4) ............................................................         118,226
   Reports to shareholders ............................................................         148,302
   Registration and filing fees .......................................................         106,082
   Professional fees ..................................................................          41,119
   Trustees' fees and expenses ........................................................          52,161
   Other ..............................................................................          64,042
                                                                                          -------------
         Total expenses ...............................................................       6,812,849
         Expense reductions (Note 4) ..................................................            (668)
                                                                                          -------------
            Net expenses ..............................................................       6,812,181
                                                                                          -------------
               Net investment income ..................................................       7,138,733
                                                                                          -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .....................................................................      (2,922,785)
      Foreign currency transactions ...................................................        (301,062)
                                                                                          -------------
               Net realized gain (loss) ...............................................      (3,223,847)
                                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .....................................................................    (539,341,851)
      Translation of other assets and liabilities denominated in foreign currencies ...        (212,003)
                                                                                          -------------
               Net change in unrealized appreciation (depreciation) ...................    (539,553,854)
                                                                                          -------------
Net realized and unrealized gain (loss) ...............................................    (542,777,701)
                                                                                          -------------
Net increase (decrease) in net assets resulting from operations .......................   $(535,638,968)
                                                                                          =============

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  SIX MONTHS ENDED
                                                                                                  JANUARY 31, 2009      YEAR ENDED
                                                                                                     (UNAUDITED)      JULY 31, 2008
                                                                                                  ----------------   ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...................................................................    $    7,138,733    $   (1,201,751)
      Net realized gain (loss) from investments and foreign currency transactions .............        (3,223,847)       40,039,868
      Net change in unrealized appreciation (depreciation) on investments and translation of
         assets and liabilities denominated in foreign currencies .............................      (539,553,854)      122,638,317
                                                                                                   --------------    --------------
            Net increase (decrease) in net assets resulting from operations ...................      (535,638,968)      161,476,434
                                                                                                   --------------    --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ..............................................................................                --       (59,606,649)
         Class B ..............................................................................                --        (2,968,742)
         Class C ..............................................................................                --       (13,239,503)
         Advisor Class ........................................................................                --        (4,264,295)
      Net realized gains:
         Class A ..............................................................................        (4,209,958)      (56,393,008)
         Class B ..............................................................................          (219,402)       (3,268,164)
         Class C ..............................................................................        (1,115,501)      (14,261,659)
         Advisor Class ........................................................................          (463,121)       (3,861,237)
                                                                                                   --------------    --------------
   Total distributions to shareholders ........................................................        (6,007,982)     (157,863,257)
                                                                                                   --------------    --------------
   Capital share transactions: (Note 2)
         Class A ..............................................................................       (57,038,467)      292,702,634
         Class B ..............................................................................        (2,681,952)       (3,432,880)
         Class C ..............................................................................         1,243,781        81,576,070
         Advisor Class ........................................................................        17,362,507        52,919,737
                                                                                                   --------------    --------------
   Total capital share transactions ...........................................................       (41,114,131)      423,765,561
                                                                                                   --------------    --------------
   Redemption fees ............................................................................             4,342            70,989
                                                                                                   --------------    --------------
            Net increase (decrease) in net assets .............................................      (582,756,739)      427,449,727
Net assets:
   Beginning of period ........................................................................     1,806,723,686     1,379,273,959
                                                                                                   --------------    --------------
   End of period ..............................................................................    $1,223,966,947    $1,806,723,686
                                                                                                   ==============    ==============
Distributions in excess of net investment income included in net assets:
   End of period ..............................................................................    $  (88,471,882)   $  (95,856,094)
                                                                                                   ==============    ==============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 23

Franklin Gold and Precious Metals Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                             24 | Semiannual Report

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                             Semiannual Report | 25

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of January 31, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                             26 | Semiannual Report

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                              SIX MONTHS ENDED                 YEAR ENDED
                                              JANUARY 31, 2009               JULY 31, 2008
                                        ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        -----------   -------------   -----------   -------------
CLASS A SHARES:
   Shares sold ......................     8,473,344   $ 198,331,336    16,455,560   $ 642,590,673
   Shares issued in reinvestment of
      distributions .................       211,509       3,703,528     2,793,112     101,724,854
   Shares redeemed ..................   (11,249,727)   (259,073,331)  (11,792,878)   (451,612,893)
                                        -----------   -------------   -----------   -------------
   Net increase (decrease) ..........    (2,564,874)  $ (57,038,467)    7,455,794   $ 292,702,634
                                        ===========   =============   ===========   =============
CLASS B SHARES:
   Shares sold ......................       298,799   $   5,855,443       387,880   $  14,588,592
   Shares issued in reinvestment of
      distributions .................        11,349         190,781       157,613       5,555,874
   Shares redeemed ..................      (404,828)     (8,728,176)     (654,065)    (23,577,346)
                                        -----------   -------------   -----------   -------------
   Net increase (decrease) ..........       (94,680)  $  (2,681,952)     (108,572)  $  (3,432,880)
                                        ===========   =============   ===========   =============
CLASS C SHARES:
   Shares sold ......................     2,085,092   $  47,045,105     3,931,713   $ 151,719,692
   Shares issued in reinvestment of
      distributions .................        55,244         937,498       636,766      22,649,772
   Shares redeemed ..................    (2,143,004)    (46,738,822)   (2,482,227)    (92,793,394)
                                        -----------   -------------   -----------   -------------
   Net increase (decrease) ..........        (2,668)  $   1,243,781     2,086,252   $  81,576,070
                                        ===========   =============   ===========   =============


                             Semiannual Report | 27

Franklin Gold and Precious Metals Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                            SIX MONTHS ENDED              YEAR ENDED
                                            JANUARY 31, 2009            JULY 31, 2008
                                        ------------------------   ------------------------
                                          SHARES       AMOUNT        SHARES       AMOUNT
                                        ---------   ------------   ---------   ------------
ADVISOR CLASS SHARES:
   Shares sold ......................   1,766,919   $ 36,930,758   1,692,601   $ 68,221,162
   Shares issued in reinvestment of
      distributions .................      22,458        406,041     182,311      6,836,654
   Shares redeemed ..................    (924,902)   (19,974,292)   (559,298)   (22,138,079)
                                        ---------   ------------   ---------   ------------
   Net increase (decrease) ..........     864,475   $ 17,362,507   1,315,614   $ 52,919,737
                                        =========   ============   =========   ============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisors based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ---------------------------------------------------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $7.5 billion
       0.440%         Over $7.5 billion, up to and including $10 billion
       0.430%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


                             28 | Semiannual Report

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ..........   0.25%
Class B ..........   1.00%
Class C ..........   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ..................   $247,781
Contingent deferred sales charges retained ......   $143,692

E. TRANSFER AGENT FEES

For the period ended January 31, 2009, the Fund paid transfer agent fees of $1,248,037, of which $766,850 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2009, the custodian fees were reduced as noted in the Statement of Operations.


                             Semiannual Report | 29

Franklin Gold and Precious Metals Fund

5. INCOME TAXES

For tax purposes, realized currency losses and ordinary income losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2008, the Fund deferred realized currency losses and ordinary income losses of $363,995 and $42,768,904, respectively.

At January 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................   $ 942,356,218
                                                             =============
Unrealized appreciation ..................................   $ 464,288,852
Unrealized depreciation ..................................    (175,929,806)
                                                             -------------
Net unrealized appreciation (depreciation) ...............   $ 288,359,046
                                                             =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2009, aggregated $75,062,088 and $92,649,882, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


                             30 | Semiannual Report

Franklin Gold and Precious Metals Fund

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended January 31, 2009, were as shown below.

                                                     NUMBER OF
                                                       SHARES                        NUMBER OF                        REALIZED
                                                      HELD AT                          SHARES    VALUE AT              CAPITAL
                                                     BEGINNING   GROSS      GROSS   HELD AT END   END OF   INVESTMENT   GAIN
NAME OF ISSUER                                       OF PERIOD ADDITIONS REDUCTIONS  OF PERIOD    PERIOD     INCOME    (LOSS)
--------------                                       --------- --------- ---------- ----------- ---------- ---------- --------
NON-CONTROLLED AFFILIATES
Central Sun Mining Inc. ............................     --    3,105,100     --      3,105,100  $2,150,259     $--       $--
                                                                                                ==========     ===       ===
   TOTAL AFFILIATED SECURITIES (0.18% of Net Assets)

10. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $61 of its pro rata portion of the Global Credit Facility, which is reflected in Other expenses on the Statement of Operations. During the period ended January 31, 2009, the Fund did not utilize the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on August 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.


                             Semiannual Report | 31

Franklin Gold and Precious Metals Fund

11. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets carried at fair value:

                                         LEVEL 1      LEVEL 2     LEVEL 3         TOTAL
                                     --------------   -------   ----------   --------------
ASSETS:
   Investments in Securities .....   $1,228,386,915     $--     $2,328,349   $1,230,715,264

At January 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                INVESTMENTS
                                                               IN SECURITIES
                                                               -------------
Beginning Balance - August 1, 2008 .........................    $       --
   Net realized gain (loss) ................................            --
   Net change in unrealized appreciation (depreciation) ....      (853,063)
   Net purchases (sales) ...................................            --
   Transfers in and/or out of Level 3 ......................     3,181,412
                                                                ----------
Ending Balance .............................................    $2,328,349
                                                                ==========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ......    $ (853,063)
                                                                ==========


                             32 | Semiannual Report

Franklin Gold and Precious Metals Fund

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt


                             Semiannual Report | 33

Franklin Gold and Precious Metals Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             34 | Semiannual Report

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

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT
(800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin Capital Growth Fund(1)
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund(3)
Franklin Small Cap Growth Fund(4)
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(9)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to
     Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

(4.) Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to
     Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(9.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

12/08                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

One Franklin Parkway
San Mateo, CA 94403-1906

SIGN UP FOR EDELIVERY
Log onto franklintempleton.com and click "My Profile"

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN GOLD AND PRECIOUS METALS FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

132 S2009 03/09





ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.               N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.                N/A

ITEM 6. SCHEDULE OF INVESTMENTS.            N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PERCIOUS METALS FUND


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009


By /s/GASTON GARDEY
  ---------------------------------------
      Gaston Gardey
      Chief Financial Officer, Chief
      Accounting Officer and Treasurer
Date  March 27, 2009